Leases (Supplemental Information) (Details)	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 8 months 12 days
Finance Lease, Weighted Average Remaining Lease Term	3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	12.00%
Finance Lease, Weighted Average Discount Rate, Percent	8.70%